                          Supplement Dated November 17, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                  GrandMaster III Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED



The Moderate Model of the Ibbotson Asset Allocation and Rebalancing Program under Part 8 -Additional Information is replaced with the following:

              MODERATE MODEL

              Fund                          Allocation Percentage
              ----                          ---------------------
              VIP III Balanced                        0%
              VIP Equity Income                      25%
              VIP Growth                             10%
              VIP II Index 500                       15%
              VIP Overseas                           15%
              VIP II Investment Grade Bond           15%
              GRO - 3 Year                           20%
                                                    ---
                                                    100%

                          Supplement Dated December 1, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                  GrandMaster III Flexible Premium Variable Annuity*
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED



The following note is added to the cover page of the Prospectus:


    * NOTE: CONTRACTS ISSUED IN THE STATE OF OREGON WILL BE SINGLE PREMIUM VARIABLE ANNUITIES RATHER THAN FLEXIBLE PREMIUM VARIABLE ANNUITIES. ALL REFERENCES TO FLEXIBLE CONTRIBUTIONS ARE SINGLE CONTRIBUTIONS FOR THIS STATE.


The section "Guaranteed Rate Options" under Part 3 - Your Investment Options, is amended to include the following:

    The ten year GRO is not available in Oregon.

                          Supplement Dated November 17, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                IQ The SMARTAnnuity Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED



The Moderate Model of the Ibbotson Asset Allocation and Rebalancing Program under Part 8 -Additional Information is replaced with the following:

              MODERATE MODEL

              Fund                          Allocation Percentage
              ----                          ---------------------
              VIP III Balanced                        0%
              VIP Equity Income                      25%
              VIP Growth                             10%
              VIP II Index 500                       15%
              VIP Overseas                           15%
              VIP II Investment Grade Bond           15%
              GRO - 3 Year                           20%
                                                    ---
                                                    100%